Current and long-term debt - Credit Agricole credit facility (Details)	1 Months Ended
	Aug. 31, 2018	Jun. 30, 2017 USD ($) vessel	Dec. 31, 2021 USD ($)	Aug. 31, 2021 vessel	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | vessel				9
Minimum ratio for fair value of vessels	115.00%
Debt outstanding			$ 2,541,678,000		$ 2,415,326,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Debt outstanding			3,145,623,000		3,070,271,000
Credit Agricole Credit Facility
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount		$ 2,100,000
Borrowings instrument, term		15 years
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		135.00%
Debt outstanding			21,000,000.0
Credit Agricole Credit Facility | STI Excel, STI Excelsior, STI Expedite and STI Exceed | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | vessel		4
Credit Agricole Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 72,838,000		$ 80,676,000
Credit Agricole Credit Facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.75%
Consolidated Liquidity Requirement - Scenario One | Credit Agricole Credit Facility
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000
Consolidated Liquidity Requirement - Scenario Two | Credit Agricole Credit Facility
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000